UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-8621

Name of Fund:  MuniHoldings New Jersey Insured Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, MuniHoldings New Jersey Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 07/31/2006

Date of reporting period: 02/01/06 - 04/30/06

Item 1 - Schedule of Investments


MuniHoldings New Jersey Insured Fund, Inc.


Schedule of Investments as of April 30, 2006                                                                       (in Thousands)
                         Face
                       Amount    Municipal Bonds                                                                        Value
New Jersey - 152.6%  $  1,875    Atlantic Highlands, New Jersey, Highland Regional Sewer Authority, Sewer
                                 Revenue Refunding Bonds, 5.50% due 1/01/2020 (b)                                     $     2,005

                        2,635    Camden County, New Jersey, Improvement Authority, Lease Revenue Bonds, 5.375%
                                 due 9/01/2010 (c)(e)                                                                       2,806

                        1,540    Camden County, New Jersey, Improvement Authority, Lease Revenue Bonds, 5.50%
                                 due 9/01/2010 (c)(e)                                                                       1,647

                          430    Carteret, New Jersey, Board of Education, COP, 6% due 1/15/2010 (d)(e)                       467

                        6,210    Casino Reinvestment Development Authority, New Jersey, Parking Fee Revenue Bonds,
                                 Series A, 5.25% due 10/01/2007 (c)(e)                                                      6,345

                        2,500    Delaware River and Bay Authority Revenue Bonds, 5% due 1/01/2033 (d)                       2,568

                        4,630    Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge
                                 Revenue Refunding Bonds, 5% due 7/01/2028                                                  4,722

                        5,000    Delaware River Port Authority of New Jersey and Pennsylvania Revenue Bonds, 5.50%
                                 due 1/01/2012 (c)                                                                          5,280

                        6,000    Delaware River Port Authority of New Jersey and Pennsylvania Revenue Bonds, 5.625%
                                 due 1/01/2013 (c)                                                                          6,368

                          500    Delaware River Port Authority of Pennsylvania and New Jersey Revenue Bonds, 5.75%
                                 due 1/01/2015 (c)                                                                            532

                        4,865    Delaware River Port Authority of New Jersey and Pennsylvania Revenue Bonds, 6%
                                 due 1/01/2018 (c)                                                                          5,210

                        5,525    Delaware River Port Authority of Pennsylvania and New Jersey Revenue Bonds, 6%
                                 due 1/01/2019 (c)                                                                          5,916

                        2,425    Delaware River Port Authority of New Jersey and Pennsylvania Revenue Bonds (Port
                                 District Project), Series B, 5.625% due 1/01/2026 (c)                                      2,561

                        7,895    East Orange, New Jersey, Board of Education, COP, 5.50% due 8/01/2012 (c)                  8,570

                        1,000    East Orange, New Jersey, Water Utility, GO, Refunding, 5.70% due 6/15/2008 (a)(e)          1,050

                        4,000    Essex County, New Jersey, Improvement Authority, Lease Revenue Bonds (Correctional
                                 Facility Project), 6% due 10/01/2010 (b)(e)                                                4,364


Portfolio Abbreviations


To simplify the listings of MuniHoldings New Jersey Insured Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT      Alternative Minimum Tax (subject to)
COP      Certificates of Participation
DRIVERS  Derivative Inverse Tax-Exempt Receipts
EDA      Economic Development Authority
GO       General Obligation Bonds
RIB      Residual Interest Bonds



MuniHoldings New Jersey Insured Fund, Inc.


Schedule of Investments as of April 30, 2006 (concluded)                                                           (in Thousands)
                         Face
                       Amount    Municipal Bonds                                                                        Value
New Jersey           $  3,300    Essex County, New Jersey, Improvement Authority, Lease Revenue Refunding Bonds
(concluded)                      (County Jail and Youth House Project), 5.35% due 12/01/2024 (a)                      $     3,393

                        4,400    Essex County, New Jersey, Improvement Authority Revenue Bonds, Series A, 5%
                                 due 10/01/2028 (b)                                                                         4,529

                        2,705    Essex County, New Jersey, Improvement Authority, Utility System Revenue Bonds
                                 (East Orange Franchise), 6% due 7/01/2008 (d)(e)                                           2,854

                        9,000    Garden State Preservation Trust of New Jersey, Capital Appreciation Revenue Bonds,
                                 Series B, 5.12% due 11/01/2023 (c)(k)                                                      3,883

                       10,000    Garden State Preservation Trust of New Jersey, Capital Appreciation Revenue Bonds,
                                 Series B, 5.20% due 11/01/2025 (c)(k)                                                      3,882

                        1,960    Garden State Preservation Trust of New Jersey, Open Space and Farmland Preservation
                                 Revenue Bonds, Series A, 5.80% due 11/01/2021 (c)                                          2,213

                        2,730    Garden State Preservation Trust of New Jersey, Open Space and Farmland Preservation
                                 Revenue Bonds, Series A, 5.80% due 11/01/2023 (c)                                          3,087

                        9,160    Garden State Preservation Trust of New Jersey, Open Space and Farmland Preservation
                                 Revenue Bonds, Series A, 5.75% due 11/01/2028 (c)                                         10,727

                        5,000    Garden State Preservation Trust of New Jersey, Open Space and Farmland Preservation,
                                 Revenue Refunding Bonds, Series C, 5.25% due 11/01/2020 (c)                                5,480

                        7,705    Garden State Preservation Trust of New Jersey, Open Space and Farmland Preservation,
                                 Revenue Refunding Bonds, Series C, 5.25% due 11/01/2021 (c)                                8,463

                        2,230    Jersey City, New Jersey, GO, Series B, 5.25% due 9/01/2023 (c)                             2,368

                        5,250    Lafayette Yard, New Jersey, Community Development Revenue Bonds (Hotel/Conference
                                 Center Project-Trenton), 6% due 4/01/2010 (d)(e)                                           5,723

                        1,550    Middlesex County, New Jersey, COP, 5.25% due 6/15/2023 (d)                                 1,616

                        1,375    Middlesex County, New Jersey, COP, Refunding, 5.50% due 8/01/2016 (d)                      1,476

                        5,270    Middlesex County, New Jersey, Improvement Authority, Lease Revenue Bonds (Educational
                                 Services Commission Projects), 6% due 7/15/2010 (e)                                        5,771

                          500    Middlesex County, New Jersey, Improvement Authority Revenue Bonds (Senior Citizens
                                 Housing Project), AMT, 5.50% due 9/01/2030 (a)                                               520

                        1,540    Monmouth County, New Jersey, Improvement Authority Revenue Refunding Bonds,
                                 5.35% due 12/01/2017 (a)                                                                   1,624

                        1,470    Monmouth County, New Jersey, Improvement Authority Revenue Refunding Bonds,
                                 5.375% due 12/01/2018 (a)                                                                  1,552

                        2,700    New Jersey EDA, Cigarette Tax Revenue Bonds, 5.625% due 6/15/2019                          2,831

                        2,000    New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2029                           2,113

                          585    New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2031                             606

                        1,180    New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2034                           1,240

                        5,000    New Jersey EDA, Lease Revenue Bonds (University of Medicine and Dentistry-
                                 International Center for Public Health Project), 6% due 6/01/2032 (a)                      5,391

                        7,500    New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5.25% due
                                 7/01/2026 (d)                                                                              8,293

                       11,105    New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5.25% due
                                 7/01/2033 (d)                                                                             11,754

                        4,485    New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5% due 7/01/2034 (d)      4,620

                        3,155    New Jersey EDA, Natural Gas Facilities Revenue Refunding Bonds, RIB, AMT, Series 161,
                                 7.26% due 6/01/2032 (d)(j)                                                                 3,363

                        9,460    New Jersey EDA, Natural Gas Facilities Revenue Refunding Bonds, RIB, AMT, Series 1202,
                                 7.32% due 6/01/2032 (d)(j)                                                                10,083

                        1,000    New Jersey EDA, Parking Facility Revenue Bonds (Elizabeth Development Company Project),
                                 5.60% due 10/15/2026 (b)                                                                   1,043

                        4,580    New Jersey EDA, Revenue Bonds, DRIVERS, Series 219, 7.86% due 5/01/2016 (c)(j)             5,163

                        9,000    New Jersey EDA, School Facilities Construction Revenue Bonds, Series L, 5% due
                                 3/01/2030 (c)                                                                              9,312

                        8,420    New Jersey EDA, School Facilities Construction Revenue Bonds, Series O, 5.25% due
                                 3/01/2023                                                                                  8,920

                        2,500    New Jersey EDA, Solid Waste Disposal Facilities Revenue Bonds (Waste Management Inc.),
                                 AMT, Series A, 5.30% due 6/01/2015                                                         2,589

                        2,670    New Jersey EDA, State Lease Revenue Bonds (Liberty State Park Project), Series C, 5%
                                 due 3/01/2022 (c)                                                                          2,774

                        1,400    New Jersey EDA, State Lease Revenue Bonds (Liberty State Park Project), Series C, 5%
                                 due 3/01/2023 (c)                                                                          1,453

                        3,000    New Jersey EDA, State Lease Revenue Bonds (State Office Buildings Projects), 6%
                                 due 6/15/2010 (a)(e)                                                                       3,255

                        4,620    New Jersey EDA, State Lease Revenue Bonds (State Office Buildings Projects), 6.25%
                                 due 6/15/2010 (a)(e)                                                                       5,057

                       10,775    New Jersey Health Care Facilities Financing Authority, Department of Human Services
                                 Revenue Bonds (Greystone Park Psychiatric Hospital Project), 5% due 9/15/2023 (a)         11,183

                        2,315    New Jersey Health Care Facilities Financing Authority Revenue Bonds (RWJ Healthcare
                                 Corporation), Series B, 5% due 7/01/2025 (i)                                               2,371

                        3,015    New Jersey Health Care Facilities Financing Authority Revenue Bonds (RWJ Healthcare
                                 Corporation), Series B, 5% due 7/01/2035 (i)                                               3,061

                        2,820    New Jersey Health Care Facilities Financing Authority Revenue Bonds (Society of the
                                 Valley Hospital), 5.375% due 7/01/2025 (a)                                                 2,957

                        2,135    New Jersey Health Care Facilities Financing Authority Revenue Bonds (Somerset Medical
                                 Center), 5.50% due 7/01/2033                                                               2,166

                        5,440    New Jersey Health Care Facilities Financing Authority Revenue Bonds (South Jersey
                                 Hospital), 6% due 7/01/2026                                                                5,755

                        4,000    New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds (AHS
                                 Hospital Corporation), Series A, 6% due 7/01/2013 (a)                                      4,452

                        1,455    New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
                                 (Atlantic City Medical Center), 6.25% due 7/01/2017                                        1,601

                        3,500    New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
                                 (Atlantic City Medical Center), 5.75% due 7/01/2025                                        3,708

                        1,775    New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
                                 (Holy Name Hospital), 6% due 7/01/2025                                                     1,830

                        1,000    New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
                                 (Meridian Health System Obligation Group), 5.375% due 7/01/2024 (c)                        1,047

                        5,890    New Jersey Sports and Exposition Authority, Luxury Tax Revenue Refunding Bonds
                                 (Convention Center), 5.50% due 3/01/2021 (d)                                               6,583

                        3,000    New Jersey Sports and Exposition Authority, Luxury Tax Revenue Refunding Bonds
                                 (Convention Center), 5.50% due 3/01/2022 (d)                                               3,370

                        2,400    New Jersey Sports and Exposition Authority, State Contract Revenue Bonds, Series A,
                                 6% due 3/01/2013 (d)                                                                       2,587

                        7,500    New Jersey State Educational Facilities Authority, Higher Education, Capital
                                 Improvement Revenue Bonds, Series A, 5.125% due 9/01/2022 (a)                              7,868

                        8,905    New Jersey State Educational Facilities Authority Revenue Bonds (Capital Improvement
                                 Fund), Series A, 5.75% due 9/01/2010 (c)(e)                                                9,615

                        9,420    New Jersey State Educational Facilities Authority Revenue Bonds (Capital Improvement
                                 Fund), Series A, 5.75% due 9/01/2010 (c)(e)                                               10,171

                        3,615    New Jersey State Educational Facilities Authority Revenue Bonds (Rowan University),
                                 Series C, 5.125% due 7/01/2028 (d)                                                         3,778

                        3,260    New Jersey State Educational Facilities Authority Revenue Bonds (Rowan University),
                                 Series C, 5% due 7/01/2034 (d)                                                             3,362

                        7,510    New Jersey State Educational Facilities Authority, Revenue Refunding Bonds (Montclair
                                 State University), Series L, 5% due 7/01/2034 (d)                                          7,746

                        2,375    New Jersey State Educational Facilities Authority, Revenue Refunding Bonds (Rowan
                                 University), Series C, 5.25% due 7/01/2017 (b)                                             2,519

                        2,820    New Jersey State Educational Facilities Authority, Revenue Refunding Bonds (Rowan
                                 University), Series C, 5.25% due 7/01/2018 (b)                                             2,991

                        2,635    New Jersey State Educational Facilities Authority, Revenue Refunding Bonds (Rowan
                                 University), Series C, 5.25% due 7/01/2019 (b)                                             2,795

                        1,410    New Jersey State Educational Facilities Authority, Revenue Refunding Bonds (Rowan
                                 University), Series C, 5% due 7/01/2031 (b)                                                1,446

                        1,000    New Jersey State Housing and Mortgage Finance Agency, Home Buyer Revenue Bonds, AMT,
                                 Series U, 5.60% due 10/01/2012 (d)                                                         1,027

                        2,820    New Jersey State Housing and Mortgage Finance Agency, Home Buyer Revenue Bonds, AMT,
                                 Series U, 5.65% due 10/01/2013 (d)                                                         2,894

                        3,000    New Jersey State Housing and Mortgage Finance Agency, Home Buyer Revenue Bonds, AMT,
                                 Series U, 5.75% due 4/01/2018 (d)                                                          3,082

                          805    New Jersey State Housing and Mortgage Finance Agency, Home Buyer Revenue Bonds, AMT,
                                 Series U, 5.85% due 4/01/2029 (d)                                                            825

                       11,225    New Jersey State Housing and Mortgage Financing Agency, Capital Fund Program Revenue
                                 Bonds, Series A, 4.70% due 11/01/2025 (c)                                                 11,241

                        5,000    New Jersey State Transit Corporation, COP (Federal Transit Administration Grants),
                                 Series A, 6.125% due 9/15/2009 (a)(e)                                                      5,367

                        7,500    New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                                 Bonds, Series A, 6% due 6/15/2010 (e)                                                      8,143

                       14,000    New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                                 Bonds, Series D, 5% due 6/15/2019 (c)                                                     14,615

                        9,165    New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                                 Refunding Bonds, Series B, 5.50% due 12/15/2021 (d)                                       10,262

                        7,615    New Jersey State Turnpike Authority, Turnpike Revenue Bonds, Series B, 5.15%
                                 due 1/01/2035 (a)(k)                                                                       5,001

                          910    New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds, Series C,
                                 6.50% due 1/01/2016 (d)                                                                    1,044

                        4,355    New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds, Series C,
                                 6.50% due 1/01/2016 (d)(g)                                                                 5,009

                          255    New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds, Series C,
                                 6.50% due 1/01/2016 (d)(g)                                                                   293

                        4,665    New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds, Series C-1,
                                 4.50% due 1/01/2031 (a)                                                                    4,536

                        1,000    North Bergen Township, New Jersey, Board of Education, COP, 6% due 12/15/2010 (c)(e)       1,103

                        1,580    North Bergen Township, New Jersey, Board of Education, COP, 6.25% due 12/15/2010 (c)(e)    1,760

                        1,680    North Bergen Township, New Jersey, Board of Education, COP, 6.25% due 12/15/2010 (c)(e)    1,871

                        1,250    North Bergen Township, New Jersey, Board of Education, COP, 5% due 12/15/2018 (c)          1,297

                        3,035    Orange Township, New Jersey, Municipal Utility and Lease, GO, Refunding, Series C,
                                 5.10% due 12/01/2017 (d)                                                                   3,146

                        1,980    Paterson, New Jersey, Public School District, COP, 6.125% due 11/01/2015 (d)               2,145

                        2,000    Paterson, New Jersey, Public School District, COP, 6.25% due 11/01/2019 (d)                2,172

                        4,750    Port Authority of New York and New Jersey, Consolidated Revenue Refunding Bonds, AMT,
                                 119th Series, 5.50% due 9/15/2019 (b)                                                      4,825

                        2,375    Port Authority of New York and New Jersey, Special Obligation Revenue Bonds, DRIVERS,
                                 AMT, Series 192, 7.343% due 12/01/2025 (d)(j)                                              2,508

                       13,500    Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (JFK
                                 International Air Terminal LLC), AMT, Series 6, 6.25% due 12/01/2011 (d)                  14,820

                        1,500    Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (JFK
                                 International Air Terminal LLC), AMT, Series 6, 6.25% due 12/01/2015 (d)                   1,672

                        2,165    Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (JFK
                                 International Air Terminal LLC), RIB, AMT, Series 157, 7.36% due 12/01/2022 (d)(j)         2,367

                        9,600    Rahway Valley Sewerage Authority, New Jersey, Sewer Revenue Bonds (Capital
                                 Appreciation), Series A, 4.79% due 9/01/2028 (d)(k)                                        3,164

                        3,750    South Jersey Port Corporation of New Jersey, Revenue Refunding Bonds, 4.50% due
                                 1/01/2015                                                                                  3,795

                        1,920    South Jersey Port Corporation of New Jersey, Revenue Refunding Bonds, 4.50% due
                                 1/01/2016                                                                                  1,931

                        1,500    South Jersey Port Corporation of New Jersey, Revenue Refunding Bonds, 5% due 1/01/2026     1,532

                        2,000    South Jersey Port Corporation of New Jersey, Revenue Refunding Bonds, 5.10% due
                                 1/01/2033                                                                                  2,043

                        4,755    Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue Bonds,
                                 7% due 6/01/2041                                                                           5,380

                        4,325    Trenton, New Jersey, Parking Authority, Parking Revenue Bonds, DRIVERS, Series 221,
                                 8.073% due 4/01/2010 (b)(e)(j)                                                             5,060

                        4,740    University of Medicine and Dentistry, New Jersey, Revenue Bonds, Series A, 5.50%
                                 due 12/01/2027 (a)                                                                         5,098

                        2,000    University of Medicine and Dentistry of New Jersey, COP, 5% due 6/15/2029 (d)              2,054

                        4,170    West Deptford Township, New Jersey, GO, 5.625% due 9/01/2010 (b)(e)                        4,482

                        4,410    West Deptford Township, New Jersey, GO, 5.625% due 9/01/2010 (b)(e)                        4,740

                        3,615    West Orange, New Jersey, Board of Education, COP, 6% due 10/01/2009 (d)(e)                 3,906


Puerto Rico - 8.8%      4,500    Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue
                                 Refunding Bonds, Series J, 5% due 7/01/2029 (d)                                            4,658

                        3,480    Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue
                                 Refunding Bonds, Series K, 5% due 7/01/2045                                                3,472

                       10,000    Puerto Rico Electric Power Authority, Power Revenue Bonds, Series HH, 5.25%
                                 due 7/01/2029 (c)                                                                         10,536

                        5,100    Puerto Rico Electric Power Authority, Power Revenue Bonds, Series RR, 5% due
                                 7/01/2028 (f)                                                                              5,278

                        1,780    Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control
                                 Facilities Revenue Bonds (Hospital Auxilio Mutuo Obligation Group), Series A, 6.25%
                                 due 7/01/2024 (d)                                                                          1,786

                        1,750    Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control
                                 Facilities Revenue Bonds (Hospital de la Concepcion), Series A, 6.50% due 11/15/2020       1,930

                                 Total Municipal Bonds (Cost - $490,760) - 161.4%                                         508,264


                       Shares
                         Held    Short-Term Securities
                        2,118    CMA New Jersey Municipal Money Fund, 2.99% (h)(l)                                          2,118

                                 Total Short-Term Securities (Cost - $2,118) - 0.6%                                         2,118

                                 Total Investments (Cost - $492,878*) - 162.0%                                            510,382
                                 Other Assets Less Liabilities - 2.5%                                                       7,705
                                 Preferred Stock, at Redemption Value - (64.5%)                                         (203,092)
                                                                                                                      -----------
                                 Net Assets Applicable to Common Stock - 100.0%                                       $   314,995
                                                                                                                      ===========


  * The cost and unrealized appreciation (depreciation) of investments, as of April 30, 2006 as computed for federal income tax purposes, were as follows:

    Aggregate cost                                  $       492,878
                                                    ===============
    Gross unrealized appreciation                   $        18,619
    Gross unrealized depreciation                           (1,115)
                                                    ---------------
    Net unrealized appreciation                     $        17,504
                                                    ===============

(a) AMBAC Insured.

(b) FGIC Insured.

(c) FSA Insured.

(d) MBIA Insured.

(e) Prerefunded.

(f) CIFG Insured.

(g) Escrowed to maturity.

(h) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:


                                                  Net          Dividend
    Affiliate                                   Activity        Income

    CMA New Jersey Municipal Money Fund         (4,014)          $76


(i) Radian Insured.

(j) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(k) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.

(l) Represents the current yield as of 4/30/2006.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


MuniHoldings New Jersey Insured Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       MuniHoldings New Jersey Insured Fund, Inc.


Date:  June 22, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       MuniHoldings New Jersey Insured Fund, Inc.


Date:  June 22, 2006


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke
       Chief Financial Officer
       MuniHoldings New Jersey Insured Fund, Inc.


Date:  June 22, 2006